Leases - Schedule of Net Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Minimum Lease Payments [Abstract]
Finance Leases, 2027	$ 213
Operating Leases, 2027	1,274
Finance Leases, 2028	181
Operating Leases, 2028	509
Finance Leases, 2029	59
Operating Leases, 2029	33
Finance Leases, 2030	17
Operating Leases, 2030	9
Finance Leases, 2031	16
Operating Leases, 2031	20
Finance Leases, Thereafter	4
Operating Leases, Thereafter
Finance Leases, Total minimum lease payments	490
Operating Leases, Total minimum lease payments	1,845
Finance Leases, Less: amount representing interest	(39)
Operating Leases, Less: amount representing interest	(45)
Finance Leases, Present value of net minimum lease payments	451	$ 548
Operating Leases, Present value of net minimum lease payments	$ 1,800	$ 2,115